Non-current financial assets	12 Months Ended
Dec. 31, 2022
Non-current financial assets.
Non-current financial assets

Note 5 : Non-current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Cash reserve related to the liquidity agreement	72	38
Guarantee deposit related to the 2021 Kreos loan contract (see note 12.2.3)	104	126
Miscellaneous	10	9
Total non-current financial assets	186	173